Goodwill and Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets
Cost	$ 24,391	$ 13,631
Accumulated Amortization	(13,545)	(12,950)
Net	10,846	681
Amortization expenses related to intangible assets	604	144	731
Year Ended December 31
2014	2,235
2015	2,219
2016	1,491
2017	1,410
2018 and thereafter	3,169
Total expected amortization expense	10,524
Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Other
Intangible assets
Cost	6,997	775
Accumulated Amortization	(592)	(94)
Net	6,405	681
Technology
Intangible assets
Cost	15,533	11,012
Accumulated Amortization	(11,109)	(11,012)
Net	4,424	0
Technology | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Technology | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Software
Intangible assets
Cost	1,861	1,844
Accumulated Amortization	(1,844)	(1,844)
Net	$ 17	$ 0
Software | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Software | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years